Financial Instruments Fair value of financial assets and liabilities measured at other than fair value (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	CAD 3,707	CAD 4,361
Borrowings	3,707	4,361
Long-term Debt1 [Member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,638	4,221
Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings		67
Recurring fair value measurement [member] | Long-term Debt1 [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,708	4,271
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Long-term Debt1 [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	CAD 3,708	CAD 4,271	CAD 38